Net Income (Loss) Per Common Share - Narrative (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earn Out Securities
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, contingently issuable (in shares)	74,998,317	74,998,317
Sponsor Earn Out Securities
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, contingently issuable (in shares)	6,250,000	6,250,000